FINANCIAL AND OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of financial and other income, net
	Year ended December 31,
	2024	2023	2022

Interest income	$3,489	$2,960	$1,437
Amortization of discount on marketable securities, net	1,747	281	-
Bank fees and other finance expenses	(34)	(31)	(27)
Foreign currency transaction adjustments	(20)	5	340
Gain (loss) from sales and disposals of fixed assets	-	(7)	(12)

Financial and other income, net	$5,182	$3,208	$1,738